Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Total	Number of Common Shares	Retained Earnings (Accumulated Deficit)	Accumulated other comprehensive Income
Balance, shares at Jun. 30, 2019		50,741,704
Balance, amount at Jun. 30, 2019	$ (665,886)	$ 103,172,066	$ (103,955,431)	$ 117,479
Statement [Line Items]
Private placement of common shares, shares		2,907,777
Private placement of common shares, amount	998,620	$ 998,620	0	0
Cost of issue of common shares	(7,821)	(7,821)	0	0
Reclassification of equity to warrant liability	(261,090)	(261,090)	0	0
Net loss for the year	(977,635)	0	(977,635)	0
Cumulative translation adjustment	3,196	$ 0	0	3,196
Balance, shares at Jun. 30, 2020		53,649,481
Balance, amount at Jun. 30, 2020	(910,616)	$ 103,901,775	(104,933,066)	120,675
Statement [Line Items]
Private placement of common shares, shares		41,372,165
Private placement of common shares, amount	19,976,571	$ 19,976,571	0	0
Cost of issue of common shares	(113,446)	(113,446)	0	0
Reclassification of equity to warrant liability	(12,921,861)	(12,921,861)	0	0
Net loss for the year	(41,960,484)	0	(41,960,484)	0
Cumulative translation adjustment	134,639	0	0	134,639
Shares issued on exercise of warrants, amount	1,108,200	$ 1,108,200	0	0
Shares issued on exercise of warrants, shares		1,842,997
Reclassification of warrant liability to equity on exercise of warrants	4,236,116	$ 4,236,116	0	0
Shares issued on exercise of stock options, shares		802,174
Shares issued on exercise of stock options, amount	560,406	$ 560,406	0	0
Shares issued on conversion of restricted share units, shares		517,443
Stock options granted under long-term incentive plan	2,777,403	$ 2,777,403	0	0
Shares issued on conversion of restricted share units, amount	0	0	0	0
Restricted share units granted under long-term incentive plan	966,768	$ 966,768	0	0
Balance, shares at Jun. 30, 2021		98,184,260
Balance, amount at Jun. 30, 2021	$ (26,146,304)	$ 120,491,932	$ (146,893,550)	$ 255,314